Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2012
Entities within non US listed part of Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Relationship with Group	Under common control by Phoenix TV
CMCC [Member]
Related Party Transaction [Line Items]
Relationship with Group	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr Qiao Haiyan [Member]
Related Party Transaction [Line Items]
Relationship with Group	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng [Member]
Related Party Transaction [Line Items]
Relationship with Group	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya [Member]
Related Party Transaction [Line Items]
Relationship with Group	Chief operating official of the Group